Inventory	12 Months Ended
May 31, 2017
Inventory Disclosure [Abstract]
Inventory
6.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Course materials in schools	5,787	7,419
Publications in bookstores	21,516	24,323

	27,303	31,742

Inventory was marked down to the lower of cost or net realizable value, in the amount of US$638 and US$152 for the years ended May 31, 2016 and 2017, respectively.